Balance Sheet Components - Summary of Prepaid Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense, Current [Abstract]
Prepaid Equipment	$ 3,892	$ 1,352	$ 2,945
Prepaid Software	1,797	1,076	692
Prepaid Taxes	721	243	380
Prepaid Insurance	195	156	116
Other	508	205	322
Total	$ 7,113	$ 3,032	$ 4,455